Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Debt Disclosure [Abstract]
Schedule of Debt
	September 26, 2020	December 28, 2019
Jackson Investment Group - related party	$35,740	$38,278
PPP Loans	19,395	-
HSBC Term Loan	2,118	1,035
Total Debt, Gross	57,253	39,313
Less: Debt Discount and Deferred Financing Costs	(32)	(497)
Total Debt, Net	57,221	38,816
Less: Non Current Portion	(42,362)	(360)
Total Current Debt, Net	$14,859	$38,456

	Fiscal 2019	Fiscal 2018

Jackson Investment Group - related party	38,278	35,740
HSBC Term Loan	1,035	1,653
Total Debt	39,313	37,393

Less Deferred Financing Costs	(497)	(1,171)

Total Debt, Net	38,816	36,222

Less: Total Current Debt, Net	(38,456)	(657)

Total Long-Term Debt	$360	$35,565